Organization and Principal Activities (Details)	12 Months Ended				1 Months Ended
	Dec. 31, 2012 Shanghai Real Estate Sales (Group) Co., Ltd..	Dec. 31, 2012 Shanghai City Rehouse Real Estate Agency Ltd.	Dec. 31, 2012 E-House Real Estate Asset Management Co., Ltd.	Dec. 31, 2012 China Real Estate Information Corporation	Oct. 31, 2009 COHT China Real Estate Information Corporation
Organization and Principal Activities
SINA's equity interest acquired (as a percent)					66.00%
Percentage of Ownership	100.00%	85.00%	51.00%	100.00%